Share-based payments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Restricted stock plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost	£ 134.9	£ 140.7
Fair value of shares vested	£ 71.6	£ 90.8	£ 107.2
Restricted stock plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	1 year
Restricted stock plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	2 years
Executive Performance Share Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold performance vesting percentage	20.00%
Compound annual growth percentage	7.00%
Average return on equity percentage	10.00%
Compound annual growth percentage	14.00%
Vesting period	3 years
Percentage of total Shareholder Return on vesting period		15.00%
Executive Performance Share Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold performance vesting percentage	100.00%
Compound annual growth percentage	14.00%
Average return on equity percentage	14.00%
Compound annual growth percentage	18.00%
Vesting period	5 years
Percentage of total Shareholder Return on vesting period		100.00%
Executive Performance Share Plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Average return on equity percentage		7.50%
Performance Share Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years
Leaders, Partners and High Potential Group [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Number of key executives participating in restricted stock plans | Employees	1,600
2020 EPSP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold performance vesting percentage	100.00%
Percentage of total Shareholder Return on vesting period	20.00%